Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

11. Intangible assets

The below table presents the movements in the carrying amount of intangible assets.

Research and
commercialization
(In thousands of €)	In-process R&D	license	Total
Acquisition cost
As at January 1, 2025	18,550	1,560	20,110
Additions	—	—	—
Disposals	—	—	—
As at December 31, 2025	18,550	1,560	20,110
Accumulated Amortization and impairment losses
As at January 1, 2025	—	—	—
Amortization	—	—	—
Impairment losses	—	—	—
Disposals	—	—	—
As at December 31, 2025	—	—	—
Carrying amount as at December 31, 2025	18,550	1,560	20,110
Acquisition cost
As at January 1, 2024	18,550	1,560	20,110
Additions	—	—	—
Disposals	—	—	—
As at December 31, 2024	18,550	1,560	20,110
Accumulated Amortization and impairment losses
As at January 1, 2024	—	—	—
Amortization	—	—	—
Impairment losses	—	—	—
Disposals	—	—	—
As at December 31, 2024	—	—	—
Carrying amount as at December 31, 2024	18,550	1,560	20,110

In-process R&D is the intangible that has been acquired as part of the business combination with Agomab Spain during 2021 (see note 10). In-process R&D is an intangible not available for use and will therefore not be amortized until one or more corresponding underlying R&D projects have obtained regulatory approval to launch the product on the market. Instead, the Company performs an impairment test at each reporting date. As the related projects are not expected to generate cash inflows independently from the Agomab Spain GCU, the in-process R&D has been fully allocated to the Agomab Spain CGU. The impairment test on the Agomab Spain CGU has been performed based on the principles and key assumptions described in note 10.

The research and commercialization license relates to a third-party research and commercialization license for acquired patent rights and know-how. The license is an intangible asset not yet available for use and will not be amortized until one or more products that use the license have obtained regulatory approval. The Company reviews this intangible asset annually for impairment or when an event occurs during the reporting period that could result in an impairment. During 2025, the Company has decided to pause the start of any further development on one of its preclinical stage assets, relating to the research and commercialization license. This strategic decision has been made because the Company will focus its efforts on other therapeutic areas. No impairment was recorded as the recoverable amount is higher than the carrying amount of the research and commercialization license.

No impairment was recognized on intangible assets.